CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares	Dec. 31, 2016 CNY (¥) ¥ / shares
Revenues
Commissions and fees, net	$ 136,989	¥ 941,868	¥ 2,198,575	¥ 2,547,043
Trading gains, net	4,994	34,333	40,554	12,563
Interest and investment income	2,637	18,128	5,406	4,365
Other revenues	14,605	100,415	204,411	155,570
Total Revenues	159,225	1,094,744	2,448,946	2,719,541
Expenses
Commission expense	(293)	(2,012)
Employee compensation and benefits	(117,561)	(808,292)	(1,066,553)	(839,024)
Advertising and promotion	(32,473)	(223,265)	(424,865)	(554,291)
Information technology and communications	(4,715)	(32,421)	(41,170)	(40,905)
Occupancy and equipment rental	(16,844)	(115,810)	(123,680)	(76,594)
Taxes and surcharges	(939)	(6,455)	(21,080)	(30,748)
Intangible assets amortization	(8,220)	(56,515)	(56,547)	(19,081)
Impairment of goodwill and intangible assets	(92,939)	(639,000)
Other expenses	(12,120)	(83,334)	(78,509)	(107,766)
Expenses	(286,104)	(1,967,104)	(1,812,404)	(1,668,409)
Income/(loss) before income taxes	(126,879)	(872,360)	636,542	1,051,132
Income tax expense	(150)	(1,028)	(169,556)	(125,430)
Net income/(loss)	(127,029)	(873,388)	466,986	925,702
Less: Net loss attributable to non-controlling interests	(1,505)	(10,350)	(13,678)	(4,966)
Net income/(loss) attributable to Yintech	$ (125,524)	¥ (863,038)	¥ 480,664	¥ 930,668
Earnings/(loss) per share
Basic | (per share)	$ (0.09)	¥ (0.60)	¥ 0.34	¥ 0.79
Diluted | (per share)	$ (0.09)	¥ (0.60)	¥ 0.33	¥ 0.75
Other comprehensive income/(loss)
Unrealized gain/(loss) on available-for-sale investments, net of tax			¥ (800)
Foreign currency translation adjustment	$ 3,279	¥ 22,538	(18,714)	¥ 42,696
Comprehensive income/(loss)	(123,750)	(850,850)	447,472	968,398
Comprehensive loss attributable to non-controlling interests	(1,505)	(10,350)	(13,678)	(4,966)
Comprehensive income/(loss) attributable to Yintech	$ (122,245)	¥ (840,500)	¥ 461,150	¥ 973,364